Earnings Per Share (Reconciliations of the Numerator and Denominator of the Per-share Computations) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Options [Member]	Dec. 31, 2013 Options [Member]	Dec. 31, 2012 Options [Member]	Dec. 31, 2014 Restricted Share [Member]	Dec. 31, 2013 Restricted Share [Member]	Dec. 31, 2012 Restricted Share [Member]
Numerator:
Net income attributable to Shanda Games Limited's ordinary shareholders for basic and diluted earnings	$ 167,693	1,040,473	1,587,888	1,765,392
Denominator:
Weighted-average ordinary shares outstanding for basic calculation (shares)	537,189,172	537,189,172	536,790,221	554,813,612
Dilutive effect (shares)					5,275,948	605,192	28,461	731,039	0	0
Denominator for diluted calculation (shares)	543,196,160	543,196,160	537,395,413	554,842,073
Net income per ordinary share attributable to Shanda Games Limited's ordinary shareholders - basic (per share)	$ 0.31	1.94	2.96	3.18
Net income per ordinary share attributable to Shanda Games Limited's ordinary shareholders - diluted (per share)	$ 0.31	1.92	2.95	3.18